Derivative Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 52	$ 111
Derivative instruments in a liability position	12,413	4,537
Derivative instruments in a liability position, collateral posted	10,464	3,921
Loan commitment derivatives with notional	4,183	$ 5,613
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 0